Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Classes of employee benefits expense [abstract]
Salaries and wages	¥ 37,143		¥ 35,498	¥ 32,155
Contributions to defined contribution pension schemes	7,080		6,823	5,550
Contributions to medical insurance	2,471		2,241	2,010
Contributions to housing fund	3,235		2,944	2,722
Other housing benefits	16		23	34
Share-based compensation	571		614
Employee benefit expenses	¥ 50,516	$ 7,256	¥ 48,143	¥ 42,471